MERGER WITH THE FORMER GOLDEN OCEAN - Summary of Consideration (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Oct. 07, 2014
Business Combinations [Abstract]
Fair value of shares issued	$ 307,220	$ 482,300
Fair value of vested stock options in the Former Golden Ocean	926
Total value of consideration	$ 308,146